Segment reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting - Schedule of Segment Reporting Information by Segment

12 months ended December 31,	2022			2021			2020
USD'000	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	18,336	4,862	23,198	14,850	2,145	16,995	11,289	3,028	14,317
Intersegment revenues	—	368	368	—	415	415	—	4,930	4,930
Interest revenue	7	2	9	—	—	—	—	—	—
Interest expense	200	53	254	150	22	171	72	19	91
Depreciation and amortization	319	85	404	1,339	193	1,532	1,769	474	2,243
Segment income /(loss) before income taxes	526	2,017	2,543	(2,235)	(2,566)	(4,801)	(5,195)	(3,766)	(8,961)
Profit / (loss) from intersegment sales	—	18	18	—	20	20	—	235	235
Income tax recovery /(expense)	2,565	680	3,245	—	(6)	(6)	—	(5)	(5)
Segment assets	18,340	5,010	21,734	10,296	1,726	12,022	10,531	3,225	13,756

12 months to December 31,	2021			2020
USD'000	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	14,850	2,145	16,995	11,289	3,028	14,317
Intersegment revenues	—	415	415	—	4,930	4,930
Interest revenue	—	—	—	—	—	—
Interest expense	150	22	171	72	19	91
Depreciation and amortization	1,339	193	1,532	1,769	474	2,243
Segment income /(loss) before income taxes	(2,235)	(2,566)	(4,801)	(5,195)	(3,766)	(8,961)
Profit / (loss) from intersegment sales	—	20	20	—	235	235
Income tax recovery /(expense)	—	(6)	(6)	—	(5)	(5)
Segment assets	10,296	1,726	12,022	10,531	3,225	13,756

Segment Reporting - Schedule of Reconciliation of Revenue
12 months ended December 31,	2022	2021	2020
	USD'000	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	23,566	17,410	19,247
Elimination of intersegment revenue	(368)	(415)	(4,930)
Total consolidated revenue	23,198	16,995	14,317

Loss reconciliation
Total profit / (loss) from reportable segments	2,543	(4,801)	(8,961)
Elimination of intersegment profits	(18)	(20)	(235)
Income /(Loss) before income taxes	2,525	(4,821)	(9,196)

12 months to December 31,	2021	2020
	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	17,410	19,247
Elimination of intersegment revenue	(415)	(4,930)
Total consolidated revenue	16,995	14,317

Loss reconciliation
Total profit / (loss) from reportable segments	(4,801)	(8,961)
Elimination of intersegment profits	(20)	(235)
Income /(Loss) before income taxes	(4,821)	(9,196)

Segment Reporting - Schedule of Reconciliation of Assets
As at December 31,	2022	2021
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	21,734	12,022
Elimination of intersegment receivables	(75)	(178)
Consolidated total assets	21,659	11,844

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region		12 months ended December 31,
USD'000	2022	2021	2020
France	211	457	1,614
Rest of EMEA*	6,566	3,798	2,892
North America	13,609	10,631	8,217
Asia Pacific	2,745	2,062	1,526
Latin America	67	47	68
Total net sales	23,198	16,995	14,317
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2022	2021
France	782	886
Total Property, plant and equipment, net of depreciation	782	886

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	12 months ended December 31,
USD'000	2021	2020
France	457	1,614
Rest of EMEA*	3,798	2,892
North America	10,631	8,217
Asia Pacific	2,062	1,526
Latin America	47	68
Total net sales	16,995	14,317
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at December 31,	As at December 31,
USD'000	2021	2020
France	886	2,426
Total Property, plant and equipment, net of depreciation	886	2,426

SEALS Corp
Segment Reporting - Schedule of Segment Reporting Information by Segment

6 months ended June 30,	2023 (unaudited)			2022 (unaudited)
USD'000	Secure Microcontrollers	All Other	Total	Secure Microcontrollers	All Other	Total
Revenues from external customers	10,156	4,595	14,751	9,671	985	10,656
Intersegment revenues	—	231	231	—	180	180
Interest revenue	38	17	55	—	—	—
Interest expense	36	16	52	110	11	121
Depreciation and amortization	190	86	275	181	19	200
Segment income /(loss) before income taxes	718	(1,262)	(544)	687	(860)	(173)
Profit / (loss) from intersegment sales	—	11	11	—	9	9
Income tax recovery /(expense)	—	(320)	(320)	—	(1)	(1)
Segment assets	13,279	7,864	24,148	13,279	1,695	14,974

Segment Reporting - Schedule of Reconciliation of Revenue
6 months ended June 30,	2023	2022
	USD'000	USD'000
Revenue reconciliation
Total revenue for reportable segment	14,982	10,836
Elimination of intersegment revenue	(231)	(180)
Total consolidated revenue	14,751	10,656

Loss reconciliation
Total profit / (loss) from reportable segments	(544)	(173)
Elimination of intersegment profits	(11)	(9)
Income /(Loss) before income taxes	(555)	(182)

Segment Reporting - Schedule of Reconciliation of Assets
As at June 30,	2023	2022
	USD'000	USD'000
Asset reconciliation
Total assets from reportable segments	24,148	14,974
Elimination of intersegment receivables	(71)	(279)
Consolidated total assets	24,077	14,695

Segment Reporting - Schedule of Revenue and Property, Plant and Equipment by Geography

The following tables summarize geographic information for net sales based on the billing address of the customer, and for property, plant and equipment.

Net sales by region	6 months ended June 30,
USD'000	2023 (unaudited)	2022 (unaudited)
France	140	94
Rest of EMEA*	4,281	1,959
North America	8,374	6,937
Asia Pacific	1,956	1,616
Latin America	—	50
Total net sales	14,751	10,656
* EMEA means Europe, Middle East and Africa

Property, plant and equipment, net of depreciation, by region	As at June 30,	As at December 31,
USD'000	2023	2022
France	2,181	782
Total Property, plant and equipment, net of depreciation	2,181	782